Accrued Warranty (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Product Warranties Disclosures [Abstract]
Schedule of Warranty Accrual Included in Accrued Expenses
Activity in the warranty accrual is included in accrued expenses in the condensed balance sheets and consisted of the following (in thousands):

	Nine Months Ended September 30, 2021	Year Ended December 31, 2020
Balance at beginning of period	$204	$234
Increase in warranty accrual	—	19
Change in liability for pre-existing warranties	—	4
Claims satisfied	(9)	(53)

Total accrued warranty	$195	$204

Activity in the product warranty accrual is included in accrued expenses above and consists of the following (in thousands):

	Year ended December 31,
	2020	2019
Balance at beginning of period	$234	$50
Increase in warranty accrual	19	709
Change in liability for pre-existing warranties	4	(28)
Claims satisfied	(53)	(497)

Accrued warranty	$204	$234